UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Basswood Partners, L.L.C.

Address:  645 Madison Avenue-10th Floor
          New York, New York 10022


13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500


Signature, Place and Date of Signing:


/s/Matthew Lindenbaum            New York, New York               8/1/02
-----------------------          ------------------              -------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                             Form 13F SUMMARY PAGE
                                  June 30, 2002

Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total: $781,745
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name
    1        28-                        Basswood Capital Management, LLC

    2        28-                        Bennett Lindenbaum

    3        28-                        Matthew Lindenbaum

                        FORM 13F INFORMATION TABLE

                                                                                                                      Item 8:
                                                                                                              Investment Discretion
                                    Item 2:                         Item 5:          Item 6:                     Voting Authority
                                    Title  Item 3:   Item 4:        Shares or (a)  (b) Shared  (c)     Item 7:        (shares)
Item 1:                             of     CUSIP     Fair Mkt Value Principal Sole As Defined  Shared- Managers    (a)   (b)   (c)
Name of Issuer                      Class  Number    USD            Amt            in Instr. V Other   See Inst. V Sole Shared None
----------------------------------  ------ --------- -------------  --------- ---- ----------- ------- ----------- ---- ------ ----

Accenture Ltd (ACN)                 Common 013330972  1,080,245.00     56,855          X                  1,2,3           X
Amazon.com Inc. (AMZN)              Common 023135106    193,375.00     11,900          X                  1,2,3           X
American International Group, Inc.
  (AIG)                             Common 026874107    948,397.00     13,900          X                  1,2,3           X
Astoria Financial Corp. (AF)        Common 046265104 24,941,280.92    776,684          X                  1,2,3           X

Banc One Corp. (ONE)                Common 06423A103 22,531,271.36    585,532          X                  1,2,3           X
Bank of New York (BK)               Common 064057102 24,497,876.25    725,863          X                  1,2,3           X
Bay View Capital Corp. (BVC)        Common 07262L101    596,078.72     92,992          X                  1,2,3           X
Bear Stearns (BSC)                  Common 073902108 31,501,383.43    514,728          X                  1,2,3           X
Beazer Homes (BZH)                  Common 07556Q105  4,420,560.00     55,257          X                  1,2,3           X
BJS Wholesale Club Inc (BJ)         Common 05548J106  2,796,139.50     72,627          X                  1,2,3           X
Buckle Inc (BKE)                    Common 118440106    447,644.00     18,160          X                  1,2,3           X
Capital One Financial Corp. (COF)   Common 14040H105  1,816,420.65     29,753          X                  1,2,3           X
Carnival Corp. (CCL)                Common 143658102  1,368,301.35     49,415          X                  1,2,3           X
CDI Corp (CDI)                      Common 125071100    738,885.00     22,700          X                  1,2,3           X
Centex Construction Prods (CXP)     Common 15231R109    389,480.00     10,700          X                  1,2,3           X
Centex Corp (CTX)                   Common 152312104 15,564,118.38    269,322          X                  1,2,3           X
Citigroup Inc. (C)                  Common 172967101 27,430,143.32    707,875          X                  1,2,3           X
City National Corp. (CYN)           Common 178566105 10,832,452.50    201,534          X                  1,2,3           X
Coachmen Inds Inc. (COA)            Common 189873102  2,063,031.00    142,278          X                  1,2,3           X
Comerica, Inc. (CMA)                Common 200340107 25,010,872.43    407,343          X                  1,2,3           X
Community State Bank (TNEK)         Common 204136105    699,348.00     53,796          X                  1,2,3           X
Countrywide Credit (CCR)            Common 222372104 23,850,698.75    494,315          X                  1,2,3           X
Duane Reade Inc. (DRD)              Common 263578106  3,106,926.30     91,246          X                  1,2,3           X
E*Trade Group, Inc. (ET)            Common 269246104    281,463.00     51,550          X                  1,2,3           X
Eaton Vance Corp. (EV)              Common 278265103  2,163,252.00     69,335          X                  1,2,3           X
Edwards A G Inc. (AGE)              Common 281760108 15,964,297.70    410,710          X                  1,2,3           X
Fastenal Co (FAST)                  Common 311900104  1,633,286.12     42,412          X                  1,2,3           X
Federated Investors Inc. (FII)      Common 314211103 17,418,647.62    503,866          X                  1,2,3           X
Fidelity National Financial Inc.
  (FNF)                             Common 316326107 21,724,538.96    687,485          X                  1,2,3           X
Fifth Third Bancorp (FITB)          Common 316773100  6,238,906.55     93,607          X                  1,2,3           X
Financial Federal Corp. (FIF)       Common 317492106  8,247,990.40    249,184          X                  1,2,3           X
Finova Corp. (FNVG)                 Common 317928109     36,235.68     92,912          X                  1,2,3           X
First American Corp. (FAF)          Common 318522307  2,173,523.00     94,501          X                  1,2,3           X
Fleetboston Financial Corp. (FBF)   Common 339030108 31,527,973.56    974,590          X                  1,2,3           X
Freddie Mac (FRE)                   Common 313400301 18,812,451.60    307,393          X                  1,2,3           X
G&K Services Inc. (GKSRA)           Common 361268105    470,046.72     13,728          X                  1,2,3           X
Gannett Inc. (GCI)                  Common 364730101  1,976,436.00     26,040          X                  1,2,3           X
Golden State Bancorp (GSB)          Common 381197102 13,151,355.00    362,796          X                  1,2,3           X
Golden West Financial (GDW)         Common 381317106  2,832,154.06     41,177          X                  1,2,3           X
Goldman Sachs & Co. (GS)            Common 38141G104    363,082.50      4,950          X                  1,2,3           X
Greenpoint Financial Corp. (GPT)    Common 395384100  3,394,381.20     69,132          X                  1,2,3           X
Household International (HI)        Common 441815107    601,817.30     12,109          X                  1,2,3           X
IDEX Corp (IEX)                     Common 45167R104    961,718.00     28,708          X                  1,2,3           X
IMC Mortgage Co. (IMCC)             Common 449923101        459.03    229,516          X                  1,2,3           X
Interpublic Group Cos Inc. (IPG)    Common 460690100  1,083,621.40     43,765          X                  1,2,3           X
JLG Industries Inc. (JLG)           Common 466210101  3,496,879.29    249,243          X                  1,2,3           X
JP Morgan Chase & Co. (JPM)         Common 46625H100    691,968.00     20,400          X                  1,2,3           X
Knight Trading Group Inc. (NITE)    Common 499063105    489,678.00     93,450          X                  1,2,3           X
LaFarge North America, Inc. (LAF)   Common 505862102    376,105.00     10,700          X                  1,2,3           X
Lehman Brothers Holdings, Inc. (LEH)Common 524908100  8,121,660.60    129,905          X                  1,2,3           X
Lennar Corp. (LEN)                  Common 526057104 31,049,269.20    507,341          X                  1,2,3           X
LNR Property Corp. (LNR)            Common 501940100  6,919,078.50    200,553          X                  1,2,3           X
Masco Corp. (MAS)                   Common 574599106  1,139,460.41     42,031          X                  1,2,3           X
MBIA Inc (MBI)                      Common 55262C100  2,916,948.00     51,600          X                  1,2,3           X
MBNA Corp. (KRB)                    Common 55262L100 24,752,795.79    748,497          X                  1,2,3           X
McDonalds Corporation (MCD)         Common 580135101    509,226.55     17,899          X                  1,2,3           X
Mellon Financial Corp. (MEL)        Common 58551A108    421,602.02     13,414          X                  1,2,3           X
Meritage Corp (MTH)                 Common 59001A102  4,777,683.35    104,659          X                  1,2,3           X
Merrill Lynch Co. (MER)             Common 590188108 18,320,580.00    452,360          X                  1,2,3           X
Metlife Inc (MET)                   Common 59156R108  4,205,635.20    146,029          X                  1,2,3           X
Metris Companies, Inc. (MXT)        Common 591598107    735,518.10     88,510          X                  1,2,3           X
Mobile Mini Inc. (MINI)             Common 60740F105  1,873,732.50    109,575          X                  1,2,3           X
Moody's Corp. (MCO)                 Common 615369105 22,234,817.25    446,931          X                  1,2,3           X
National City Corp. (NCC)           Common 635405103    389,956.00     11,728          X                  1,2,3           X
National R V Hldgs Inc. (NVH)       Common 637277104  1,255,970.00    125,597          X                  1,2,3           X
Nationwide Financial Services (NFS) Common 638612101 13,768,199.00    348,562          X                  1,2,3           X
NCI Building Systems Inc. (NCS)     Common 628852105  2,047,534.00    115,030          X                  1,2,3           X
Neiman Marcus Grp Inc (NMGA)        Common 640204103  3,368,710.70     97,081          X                  1,2,3           X
Nextcard, Inc. (NXCD)               Common 65332K107      7,313.99    430,235          X                  1,2,3           X
Paccar Inc. (PCAR)                  Common 693718108  1,656,057.73     37,307          X                  1,2,3           X
Pacific Capital Bancorp (SABB)      Common 69404P101  1,766,678.50     73,982          X                  1,2,3           X
PNC Bancorp (PNC)                   Common 693475105  1,203,485.60     23,020          X                  1,2,3           X
Principal Finl Group Inc. (PFG)     Common 74251V102 12,389,336.00    399,656          X                  1,2,3           X
Pro Business Services Inc. (PRBZ)   Common 742674104    340,113.30     23,345          X                  1,2,3           X
Protective Life Corp (PL)           Common 743674103  7,198,025.30    217,463          X                  1,2,3           X
Providian Financial Corp. (PVN)     Common 74406A102    216,742.68     36,861          X                  1,2,3           X
Prudential Financial Inc. (PRU)     Common 744320102  6,746,659.68    202,238          X                  1,2,3           X
Pulte Homes Inc. (PHM)              Common 745867101 27,313,001.52    475,174          X                  1,2,3           X
Raymond James Financial, Inc. (RJF) Common 754730109  7,311,352.23    256,809          X                  1,2,3           X
Robert Half Intl Inc. (RHI)         Common 770323103    779,501.50     33,455          X                  1,2,3           X
Sovereign Bancorp (SOV)             Common 845905108 22,890,453.30  1,531,134          X                  1,2,3           X
Standard Pacific Corp (SPF)         Common 85375C101  2,497,696.00     71,200          X                  1,2,3           X
State Street Corp. (STT)            Common 857477103    567,690.00     12,700          X                  1,2,3           X
TCF Financial Corp. (TCB)           Common 872275102  3,858,719.90     78,589          X                  1,2,3           X
Tiffany & Co. (TIF)                 Common 886547108    230,665.60      6,553          X                  1,2,3           X
Toll Brothers Inc. (TOL)            Common 889478103 44,266,908.80  1,510,816          X                  1,2,3           X
Trinity Industries Inc (TRN)        Common 896522109  1,579,900.00     76,250          X                  1,2,3           X
Tyco International Ltd (TYC)        Common 902124106    164,822.00     12,200          X                  1,2,3           X
UnionBancal Corp. (UB)              Common 908906100  9,669,746.30    206,398          X                  1,2,3           X
United Companies Financial Corp.
  (UCFNQ)                           Common 909870107        300.61    150,305          X                  1,2,3           X
United Parcel Service (UPS)         Common 911312106  2,713,727.25     43,947          X                  1,2,3           X
US Bancorp (USB)                    Common 902973304 28,015,676.57  1,199,815          X                  1,2,3           X
US Freightways Corp (USFC)          Common 916906100  1,498,818.86     39,578          X                  1,2,3           X
Wachovia Corp. (WB)                 Common 929903102  2,526,065.16     66,162          X                  1,2,3           X
Washington Mutual (WM)              Common 939322103 22,004,548.73    592,955          X                  1,2,3           X
Wells Fargo & C0. (WFC)             Common 949746101 34,088,056.64    680,944          X                  1,2,3           X
Westamerica Banc (WABC)             Common 957090103  2,368,470.18     60,451          X                  1,2,3           X
Zions Bancorp(ZION)                 Common 989701107  3,663,932.50     70,325          X                  1,2,3           X

Total                                                $ 781,745,094



00705.0001 #340483